Related party transactions and Directors' remuneration - Loans and deposits outstanding (Details) - Key Management Personnel and persons connected to them £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)
Reconciliation of receivables from related parties [Roll Forward]
Loans outstanding beginning balance	£ 0.0	$ 0.0	£ 0.0
Loans issued during the year	0.1		0.0
Loan repayments during the year	0.1		0.0
Loan outstanding ending balance		$ 0.0	0.0
Deposits outstanding beginning balance	2.1		3.4
Deposits received during the year	9.4		9.0
Deposits repaid during the year	(9.5)		(10.3)
Deposits oustanding ending balance	£ 2.0		£ 2.1